Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014 property	Mar. 31, 2013	Dec. 31, 2013 property	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Number of properties leased to third parties other than subsidiary of Penn	3		2
Period after which rent structure is adjusted under the Master Lease	5 years		5 years
Percentage of the average change to net revenues of all facilities under the Master Lease during the preceding five years used for adjustment in the component of the rent structure	4.00%		4.00%
Period used in calculation of the average change to net revenues	5 years		5 years
Percentage of the change to net revenues of all facilities under the Master Lease during the preceding month used for adjustment in rent structure	20.00%		20.00%
Revenue Recognition and Promotional Allowances
Gaming revenue, net of cash incentives	$ 38,755	$ 41,080	$ 159,352	$ 202,581	$ 223,302
Promotional allowances	1,370	1,646	6,137	7,573	7,814
Cost of complimentary services	719	782	2,993	3,703	3,607
Video lottery
Revenue Recognition and Promotional Allowances
Gaming revenue, net of cash incentives	33,381	37,352	138,803	189,808	210,349
Table game
Revenue Recognition and Promotional Allowances
Gaming revenue, net of cash incentives	4,940	3,448	18,096	11,891	12,333
Poker
Revenue Recognition and Promotional Allowances
Gaming revenue, net of cash incentives	434	280	2,453	882	620
Food and beverage
Revenue Recognition and Promotional Allowances
Promotional allowances	1,361	1,517	5,970	6,806	6,971
Cost of complimentary services	716	713	2,907	3,319	3,198
Other
Revenue Recognition and Promotional Allowances
Promotional allowances	9	129	167	767	843
Cost of complimentary services	$ 3	$ 69	$ 86	$ 384	$ 409